Investment Contracts - Summary of Investment Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment contracts without DPF
Total	¥ 288,212	¥ 267,804
Financial liabilities at amortised cost, category [member]
Disclosure of amounts arising from investment contracts [line items]
Investment contracts with DPF at amortised cost	64,950	61,657	¥ 59,129
Investment contracts without DPF
Investment contracts without DPF	223,252	206,137
Financial liabilities at fair value through profit or loss, category [member]
Investment contracts without DPF
Investment contracts without DPF	¥ 10	¥ 10